SUBSEQUENT EVENTS	6 Months Ended
May 31, 2012
Notes to Financial Statements
Note 8. SUBSEQUENT EVENTS

The Company has committed to issue 50,000 common shares to its corporate attorney, for services to be rendered.

The Company has analyzed its operations subsequent to May 31, 2012 through the date these financial statements were issued and has determined that it does not have any other material subsequent events to disclose in these financial statements.